Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share - Collegium Pharmaceutical, Inc. 2015 Employee Stock Purchase Plan
Amount Registered | shares	317,076
Proposed Maximum Offering Price per Unit	33.31
Maximum Aggregate Offering Price	$ 10,561,801.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,458.58
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to cover any additional shares of common stock, $0.001 par value per share (the "Common Stock"), of Collegium Pharmaceutical, Inc., a Virginia corporation (the "Registrant"), which become issuable under the Collegium Pharmaceutical, Inc. 2015 Employee Stock Purchase Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock of the Registrant. (2) Represents the number of shares of Common Stock available for issuance under the Plan. (3) Estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Select Market on May 29, 2026.